Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Jan. 01, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE

As highlighted in “Compensation Discussion and Analysis,” one of the primary principles of our compensation program is to ensure that there is a substantial portion of executive officer pay that is at-risk
and highly dependent on Cadence’s short-term and long-term financial, operational, and stock price performance.
For our executives, over 80% of their opportunity is tied to long-term equity incentives that depend on our stock price performance, while roughly 5% to 10% of our executive pay is tied to annual financial and operational performance. As a result, we would expect that our Compensation Actually Paid in the table below will have a stronger correlation with our TSR and stock price performance than our annual financial and operational performance. We expect a strong correlation to stock price performance through the combination of (a) having a significant portion of executive pay tied to long-term incentives and (b) the granting of periodic LTP awards that require meeting material stock price growth hurdles before any value is delivered to our executives, and the historical use of options in our annual long-term incentives mix prior to 2025 (50% for our CEO and 34% for our other NEOs).
In the charts and descriptions of the relationships presented below we note the following:

(a)	We show two Principal Executive Officers (“PEOs”) over the five-year period due to our CEO transition in 2021 (Dr. Devgan is PEO #1 for all five years and Mr. Tan is PEO #2 for 2021).

(b)
As stated above, our Compensation Actually Paid may vary notably year-over-year. These swings occur primarily due to: (a) the Compensation Actually Paid calculation measuring the change in fair value of equity awards (not the absolute value), (b) the stock price performance differing meaningfully in certain years, and (c) our practice of granting periodic LTP awards with challenging stock price hurdles and options prior to 2025.

For example, the large increase in Compensation Actually Paid for 2023 compared to 2022 was a result of our stock price growing 70% in 2023 versus decreasing 14% in 2022. Additionally, the stock price increased to be above the LTP III price hurdles, leading to higher values vesting in March 2023 and March 2024. Further, the notable decrease in Compensation Actually Paid in 2024 reflects a relatively modest stock price increase of 10% (versus 70% for 2023), with the stock price being below the maximum price target for LTP IV awards and only slightly above the exercise price for options awarded in 2024. For 2025, the larger increase to Compensation Actually Paid again was driven primarily by our practice of periodically granting LTP awards.
These observed year-over-year changes in our Compensation Actually Paid demonstrate the strong alignment between our long-term equity incentives and stock price performance. As such, we would expect larger Compensation Actually Paid values in years with stronger stock price performance and smaller values in years with lower performance.

The following table sets forth additional compensation information of our PEO and our other
(non-PEO)
NEOs along with TSR, net income, and
non-GAAP
operating income performance results for our fiscal years 2021, 2022, 2023, 2024, and 2025.

							Value of Initial Fixed $100 Investment Based On:
Year (1)	Summary Comp Table Total for PEO#1 (2)	Compensation Actually Paid to PEO#1 (3)(4)	Summary Comp Table Total for PEO#2 (2)	Compensation Actually Paid to PEO#2 (3)(5)	Average Summary Comp Table Total for non-PEO NEOs (2)	Average Compensation Actually Paid to non-PEO NEOs (3)(6)	Cadence Design Systems’ Total Shareholder Return (7)	Peer Group Total Shareholder Return (7)	GAAP Net Income	Non-GAAP Operating Income (8)
(a)	(b)	(c)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)

2025	$56,547,667	$95,274,525	N/A	N/A	$15,806,397	$24,629,815	$229	$258	$1,108,888,000	$2,361,000,000

2024	$19,292,503	$28,687,892	N/A	N/A	$5,477,021	$7,966,742	$220	$208	$1,055,484,000	$1,974,360,000

2023	$17,341,862	$119,135,192	N/A	N/A	$5,291,144	$34,337,386	$200	$152	$1,041,144,000	$1,717,212,000

2022	$32,216,034	$24,757,155	N/A	N/A	$10,293,930	$7,377,865	$118	$97	$848,952,000	$1,436,357,000

2021	$21,735,794	$39,820,493	$11,166,016	$60,351,290	$5,188,515	$14,539,214	$137	$135	$695,955,000	$1,110,755,000

(1)	NEOs included in the above compensation columns reflect the following:

Year	PEO #1	PEO #2	Non-PEO NEOs
2025	Dr. Devgan	—	Messrs. Wall, Cunningham, Teng and Scannell
2024 2023	Dr. Devgan Dr. Devgan	— —	Messrs. Wall, Beckley, Cunningham, Teng and Scannell Messrs. Wall, Zaman, Cunningham and Teng
2022	Dr. Devgan	—	Messrs. Wall, Zaman, Cunningham and Teng
2021	Dr. Devgan	Mr. Tan	Messrs. Wall, Zaman, Teng and Beckley

(2)
Amounts reported in this column represent (i) the total compensation as reported in the Summary Compensation Table for the applicable year in the case of Dr. Devgan and Mr. Tan (for each year they served as PEO) and (ii) the average of the total compensation as reported in the Summary Compensation Table for Cadence’s other NEOs for the applicable year.

(3)
The fair value or change in fair value, as applicable, of equity awards in the “Compensation Actually Paid” columns has been estimated pursuant to the guidance in Accounting Standards Codification Topic No. 718: Compensation–Stock Compensation (“ASC Topic 718”). The fair values of restricted share awards that are subject to solely service-based vesting criteria equals the closing price on applicable year-end
date(s) or, in the case of vesting dates, the closing price on the applicable vesting dates. The fair values of LTP awards that vest upon the attainment of both stock price targets and TSR hurdles relative to a group of peer companies were estimated with a Monte Carlo simulation model as of the applicable year-end
date(s) using the same methodology as used to estimate the grant date fair value, but using each company’s closing stock price on the applicable revaluation date as the current market price and volatility assumptions and risk free rates determined as of the revaluation date based on the length of the LTP award’s remaining performance measurement period. The vest date values of the LTP awards equals the closing price on the applicable vesting dates. The fair values of stock options were estimated using the Black Scholes option pricing model as of the applicable year-end
or vesting date(s), using the same methodology as used to estimate the grant date fair value but using (a) the closing stock price on applicable revaluation date as the current market price, (b) an expected remaining life assumption that is based on the stock options remaining contractual term as the applicable revaluation date and the degree to which the revaluation date stock price is greater than or less than the exercise price, with stock options that have an exercise price that is less than the revaluation date stock price having a shorter remaining expected life and stock options that have an exercise price that is greater than the revaluation date stock price having a longer remaining expected life, (c) expected volatility assumptions and risk free rates determined as of the revaluation date based on the length of the expected remaining life, and (d) an expected dividend rate of 0%. For additional information on the assumptions used to estimate the fair value of the awards, see the Notes to Consolidated Financial Statements in Cadence’s Annual Reports on Form
10-K
for the fiscal year ended December 31, 2025 and prior fiscal years.

(4)	Compensation Actually Paid to PEO #1 (Dr. Devgan) reflects the following adjustments from Total compensation reported in the Summary Compensation Table:

	2025	2024	2023	2022	2021
Total Reported in Summary Compensation Table (SCT)	$56,547,667	$19,292,503	$17,341,862	$32,216,034	$21,735,794

Less, value of Stock Awards reported in SCT	($54,412,532)	($17,351,77)	($15,392,704)	($30,098,15)	($19,996,36)
Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	$79,730,095	$15,440,701	$20,512,907	$33,730,111	$20,926,797
Plus, Change in Fair Value (from prior year-end to indicated year-end) of Prior Years awards that are Outstanding and Unvested	$9,473,706	$6,094,969	$65,834,172	($31,069,49)	($4,318,614)
Plus, FMV of Awards Granted and Vested in the indicated Year	$0	$1,326,066	$1,733,185	$962,229	$557,207
Plus, Change in Fair Value (from prior year-end to vesting date) of Prior Year awards that Vested this year	$3,935,589	$3,885,430	$29,105,769	$19,016,429	$20,915,668
Less Prior Year Fair Value of Prior Year awards that Failed to vest this year	($0)	($0)	($0)	($0)	($0)

Total Adjustments	$38,726,858	$9,395,389	$101,793,329	($7,458,879)	$18,084,699

Compensation Actually Paid	$95,274,525	$28,687,892	$119,135,192	$24,757,155	$39,820,493

(5)	Compensation Actually Paid to PEO #2 (Mr. Tan) reflects the following adjustments from Total compensation reported in the Summary Compensation Table:

	2025	2024	2023	2022	2021
Total Reported in Summary Compensation Table (SCT)	—	—	—	—	$11,166,016

Less, value of Stock Awards reported in SCT	—	—	—	—	($8,999,65)
Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	—	—	—	—	$12,344,763
Plus, Change in Fair Value (from prior year-end to indicated year-end) of Prior Years awards that are Outstanding and Unvested	—	—	—	—	$6,806,871
Plus, FMV of Awards Granted and Vested in the indicated Year	—	—	—	—	$1,003,000
Plus, Change in Fair Value (from prior year-end to vesting date) of Prior Year awards that Vested this year	—	—	—	—	$38,030,290
Less Prior Year Fair Value of Prior Year awards that Failed to vest this year	—	—	—	—	($0)

Total Adjustments	—	—	—	—	$49,185,274

Compensation Actually Paid	—	—	—	—	$60,351,290

(6)	The average Compensation Actually Paid to the non-PEO NEOs reflects the following adjustments from Total compensation reported in the Summary Compensation Table:

	2025	2024	2023	2022	2021
Total Reported in Summary Compensation Table (SCT)	$15,806,397	$5,477,021	$5,291,144	$10,293,930	$5,188,515

Less, value of Stock Awards reported in SCT	($14,592,540)	($4,440,047)	($4,105,718)	($9,032,300)	($3,999,937)
Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	$20,774,398	$4,175,195	$5,483,961	$10,165,513	$5,017,287
Plus, Change in Fair Value (from prior year-end to indicated year-end) of Prior Years awards that are Outstanding and Unvested	$2,053,049	$1,268,894	$16,894,138	($11,766,78)	($1,923,004)
Plus, FMV of Awards Granted and Vested in the indicated Year	$0	$222,918	$314,241	$216,729	$208,366
Plus, Change in Fair Value (from prior year-end to vesting date) of Prior Year awards that Vested this year	$588,511	$1,262,760	$10,459,620	$7,500,782	$10,047,986
Less Prior Year Fair Value of Prior Year awards that Failed to vest this year	($0)	($0)	($0)	($0)	($0)

Total Adjustments	$8,823,418	$2,489,720	$29,046,242	($2,916,064)	$9,350,699

Compensation Actually Paid	$24,629,815	$7,966,742	$34,337,386	$7,377,865	$14,539,214

(7)
Peer group TSR reflects the S&P 500 Information Technology Index performance as reflected in the Annual Report pursuant to Item 201(e) of Regulation
S-K.
For Cadence’s and the peer group’s TSR, each year reflects what the cumulative value of $100 would be, including reinvestment of dividends, if such amount were invested on January 2, 2021.

(8)
We identified
Non-GAAP
Operating Income Dollars as our company selected measure which is defined as operating income adjusted for amortization of acquired intangibles, stock-based compensation expense, non-qualified
deferred compensation expenses or credits, restructuring charges or credits, acquisition- and integration-related costs, and special charges. A reconciliation of our non-GAAP
to GAAP financial results is set forth in Appendix B to this proxy statement.

Company Selected Measure Name	Non-GAAP Operating Income
Named Executive Officers, Footnote
(1)	NEOs included in the above compensation columns reflect the following:

Year	PEO #1	PEO #2	Non-PEO NEOs
2025	Dr. Devgan	—	Messrs. Wall, Cunningham, Teng and Scannell
2024 2023	Dr. Devgan Dr. Devgan	— —	Messrs. Wall, Beckley, Cunningham, Teng and Scannell Messrs. Wall, Zaman, Cunningham and Teng
2022	Dr. Devgan	—	Messrs. Wall, Zaman, Cunningham and Teng
2021	Dr. Devgan	Mr. Tan	Messrs. Wall, Zaman, Teng and Beckley

Peer Group Issuers, Footnote	Peer group TSR reflects the S&P 500 Information Technology Index performance as reflected in the Annual Report pursuant to Item 201(e) of Regulation
S-K.
	For Cadence’s and the peer group’s TSR, each year reflects what the cumulative value of $100 would be, including reinvestment of dividends, if such amount were invested on January 2, 2021.
Adjustment To PEO Compensation, Footnote
(4)	Compensation Actually Paid to PEO #1 (Dr. Devgan) reflects the following adjustments from Total compensation reported in the Summary Compensation Table:

	2025	2024	2023	2022	2021
Total Reported in Summary Compensation Table (SCT)	$56,547,667	$19,292,503	$17,341,862	$32,216,034	$21,735,794

Less, value of Stock Awards reported in SCT	($54,412,532)	($17,351,77)	($15,392,704)	($30,098,15)	($19,996,36)
Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	$79,730,095	$15,440,701	$20,512,907	$33,730,111	$20,926,797
Plus, Change in Fair Value (from prior year-end to indicated year-end) of Prior Years awards that are Outstanding and Unvested	$9,473,706	$6,094,969	$65,834,172	($31,069,49)	($4,318,614)
Plus, FMV of Awards Granted and Vested in the indicated Year	$0	$1,326,066	$1,733,185	$962,229	$557,207
Plus, Change in Fair Value (from prior year-end to vesting date) of Prior Year awards that Vested this year	$3,935,589	$3,885,430	$29,105,769	$19,016,429	$20,915,668
Less Prior Year Fair Value of Prior Year awards that Failed to vest this year	($0)	($0)	($0)	($0)	($0)

Total Adjustments	$38,726,858	$9,395,389	$101,793,329	($7,458,879)	$18,084,699

Compensation Actually Paid	$95,274,525	$28,687,892	$119,135,192	$24,757,155	$39,820,493

(5)	Compensation Actually Paid to PEO #2 (Mr. Tan) reflects the following adjustments from Total compensation reported in the Summary Compensation Table:

	2025	2024	2023	2022	2021
Total Reported in Summary Compensation Table (SCT)	—	—	—	—	$11,166,016

Less, value of Stock Awards reported in SCT	—	—	—	—	($8,999,65)
Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	—	—	—	—	$12,344,763
Plus, Change in Fair Value (from prior year-end to indicated year-end) of Prior Years awards that are Outstanding and Unvested	—	—	—	—	$6,806,871
Plus, FMV of Awards Granted and Vested in the indicated Year	—	—	—	—	$1,003,000
Plus, Change in Fair Value (from prior year-end to vesting date) of Prior Year awards that Vested this year	—	—	—	—	$38,030,290
Less Prior Year Fair Value of Prior Year awards that Failed to vest this year	—	—	—	—	($0)

Total Adjustments	—	—	—	—	$49,185,274

Compensation Actually Paid	—	—	—	—	$60,351,290

Non-PEO NEO Average Total Compensation Amount	$ 15,806,397	$ 5,477,021	$ 5,291,144	$ 10,293,930	$ 5,188,515
Non-PEO NEO Average Compensation Actually Paid Amount	$ 24,629,815	7,966,742	34,337,386	7,377,865	14,539,214
Adjustment to Non-PEO NEO Compensation Footnote
(6)	The average Compensation Actually Paid to the non-PEO NEOs reflects the following adjustments from Total compensation reported in the Summary Compensation Table:

	2025	2024	2023	2022	2021
Total Reported in Summary Compensation Table (SCT)	$15,806,397	$5,477,021	$5,291,144	$10,293,930	$5,188,515

Less, value of Stock Awards reported in SCT	($14,592,540)	($4,440,047)	($4,105,718)	($9,032,300)	($3,999,937)
Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	$20,774,398	$4,175,195	$5,483,961	$10,165,513	$5,017,287
Plus, Change in Fair Value (from prior year-end to indicated year-end) of Prior Years awards that are Outstanding and Unvested	$2,053,049	$1,268,894	$16,894,138	($11,766,78)	($1,923,004)
Plus, FMV of Awards Granted and Vested in the indicated Year	$0	$222,918	$314,241	$216,729	$208,366
Plus, Change in Fair Value (from prior year-end to vesting date) of Prior Year awards that Vested this year	$588,511	$1,262,760	$10,459,620	$7,500,782	$10,047,986
Less Prior Year Fair Value of Prior Year awards that Failed to vest this year	($0)	($0)	($0)	($0)	($0)

Total Adjustments	$8,823,418	$2,489,720	$29,046,242	($2,916,064)	$9,350,699

Compensation Actually Paid	$24,629,815	$7,966,742	$34,337,386	$7,377,865	$14,539,214

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid versus Total Shareholder Return
As indicated above, we believe there is a strong alignment between Compensation Actually Paid and our TSR as we have generally outperformed our peer group. Specifically, when our stock price has grown (in 2021, 2023, 2024, and 2025), the Compensation Actually Paid has been above our Summary Compensation Table values and when our stock price has decreased (2022) the Compensation Actually Paid has been below our Summary Compensation Table values (and lower than prior years). As noted above, the lower Compensation Actually Paid values in 2024 compared to 2023, are a result of several factors including lower price growth and fewer outstanding LTP awards included in the calculations. The higher Compensation Actually Paid values in 2023 compared to 2022 and 2025 compared to 2024 are a result of several factors including significant stock price growth and the use of options (prior to 2025) and periodic LTP grants in the program.

Compensation Actually Paid vs. Net Income
Compensation Actually Paid versus GAAP Net Income and
non-GAAP
Operating Income (Company Selected Metric)
As alluded to above, and compared to correlation with TSR, we see a weaker correlation between our financial and operational metrics and Compensation Actually Paid. In the past five years, our GAAP Net Income and non-GAAP
Operating Income has grown; however, our Compensation Actually Paid has varied over that same period of time (higher values in 2021, 2023, and 2025 and lower values in 2022 and 2024). This underscores that our compensation program is materially tied to stock price performance and creates alignment with the stockholder experience.

Compensation Actually Paid vs. Company Selected Measure
Tabular List, Table
The following is a list of financial performance and
non-financial
performance measures, which in our assessment represent the most important measures used by Cadence to link Compensation Actually Paid to the NEOs for 2025:
Revenue
Stock Price Performance
Non-GAAP
Operating Income Dollars
Non-GAAP
Operating Income Margin
For additional details regarding these performance measures, please see the sections titled “Short-Term Cash Incentive Compensation under the Senior Executive Bonus Plan” and “Equity Incentive Compensation” in our “Compensation Discussion and Analysis” elsewhere in this proxy statement.

Total Shareholder Return Amount	$ 229	220	200	118	137
Peer Group Total Shareholder Return Amount	258	208	152	97	135
Net Income (Loss)	$ 1,108,888,000	$ 1,055,484,000	$ 1,041,144,000	$ 848,952,000	$ 695,955,000
Company Selected Measure Amount	2,361,000,000	1,974,360,000	1,717,212,000	1,436,357,000	1,110,755,000
Minimum Stock Price	5.00%
Maximum Stock Price	10.00%
Decreasing in Stock Price			70.00%	14.00%
Increase in Stock Price		10.00%	70.00%
Measure:: 1
Pay vs Performance Disclosure
Name	Revenue
Measure:: 2
Pay vs Performance Disclosure
Name	Stock Price Performance
Measure:: 3
Pay vs Performance Disclosure
Name	Non-GAAP Operating Income Dollars
Non-GAAP Measure Description	We identified
Non-GAAP
Operating Income Dollars as our company selected measure which is defined as operating income adjusted for amortization of acquired intangibles, stock-based compensation expense, non-qualified
deferred compensation expenses or credits, restructuring charges or credits, acquisition- and integration-related costs, and special charges. A reconciliation of our non-GAAP
	to GAAP financial results is set forth in Appendix B to this proxy statement.
Measure:: 4
Pay vs Performance Disclosure
Name	Non-GAAP Operating Income Margin
Dr. Devgan [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 56,547,667	$ 19,292,503	$ 17,341,862	$ 32,216,034	$ 21,735,794
PEO Actually Paid Compensation Amount	$ 95,274,525	$ 28,687,892	$ 119,135,192	$ 24,757,155	$ 39,820,493
PEO Name	Dr. Devgan	Dr. Devgan	Dr. Devgan	Dr. Devgan	Dr. Devgan
Mr. Tan [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount					$ 11,166,016
PEO Actually Paid Compensation Amount					$ 60,351,290
PEO Name					Mr. Tan
PEO | Dr. Devgan [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 38,726,858	$ 9,395,389	$ 101,793,329	$ (7,458,879)	$ 18,084,699
PEO | Dr. Devgan [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(54,412,532)	(1,735,177)	(15,392,704)	(3,009,815)	(1,999,636)
PEO | Dr. Devgan [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	79,730,095	15,440,701	20,512,907	33,730,111	20,926,797
PEO | Dr. Devgan [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,473,706	6,094,969	65,834,172	(3,106,949)	(4,318,614)
PEO | Dr. Devgan [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	1,326,066	1,733,185	962,229	557,207
PEO | Dr. Devgan [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,935,589	3,885,430	29,105,769	19,016,429	20,915,668
PEO | Dr. Devgan [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Mr. Tan [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					49,185,274
PEO | Mr. Tan [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(899,965)
PEO | Mr. Tan [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					12,344,763
PEO | Mr. Tan [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					6,806,871
PEO | Mr. Tan [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					1,003,000
PEO | Mr. Tan [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					38,030,290
PEO | Mr. Tan [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,823,418	2,489,720	29,046,242	(2,916,064)	9,350,699
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(14,592,540)	(4,440,047)	(4,105,718)	(9,032,300)	(3,999,937)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	20,774,398	4,175,195	5,483,961	10,165,513	5,017,287
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,053,049	1,268,894	16,894,138	(1,176,678)	(1,923,004)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	222,918	314,241	216,729	208,366
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	588,511	1,262,760	10,459,620	7,500,782	10,047,986
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0	$ 0